Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	$ 1,375	$ 1,413
Short-term investments	5	5
Accounts receivable, net	6,473	6,047
Inventories	10,759	10,046
Deferred income taxes	663	503
Other current assets	577	580
Total current assets	19,852	18,594
Property and equipment, net	8,632	8,467
Goodwill	26,395	26,458
Intangible assets, net	9,753	9,869
Other assets	1,280	1,155
Total assets	65,912	64,543
Liabilities:
Accounts payable	5,070	4,370
Claims and discounts payable	3,974	3,487
Accrued expenses	4,051	3,293
Short-term debt	690	750
Current portion of long-term debt	5	56
Total current liabilities	13,790	11,956
Long-term debt	9,133	9,208
Deferred income taxes	3,784	3,853
Other long-term liabilities	1,501	1,445
Commitments and contingencies (Note 13)
Redeemable noncontrolling interest		30
Shareholders' equity:
Preferred stock, par value $0.01: 0.1 shares authorized; none issued or outstanding
Common stock, par value $0.01: 3,200 shares authorized; 1,667 shares issued and 1,231 shares outstanding at December 31, 2012 and 1,640 shares issued and 1,298 shares outstanding at December 31, 2011	17	16
Treasury stock, at cost: 435 shares at December 31, 2012 and 340 shares at December 31, 2011	(16,270)	(11,953)
Shares held in trust: 1 share at December 31, 2012 and 2 shares at December 31, 2011	(31)	(56)
Capital surplus	29,120	28,126
Retained earnings	25,049	22,090
Accumulated other comprehensive loss	(181)	(172)
Total shareholders' equity	37,704	38,051
Total liabilities and shareholders' equity	$ 65,912	$ 64,543